Harbor Multi-Asset Explorer ETF Investment Strategy - Harbor Multi-Asset Explorer ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	To seek to achieve the Fund’s investment objective, Harbor Capital Advisors Inc., the Fund’s investment adviser (the “Advisor”), allocates the Fund’s assets among various asset classes and market sectors based on its assessment of global economic and market conditions, primarily through investments in a diversified portfolio of exchange-traded funds, including other funds managed by the Advisor (“Underlying Funds”). The Fund invests in Underlying Funds that provide exposure to one or more broad asset classes that include equities (including the common stock of issuers of all capitalizations), fixed income securities of any credit quality (including below-investment grade bonds, also known as high-yield bonds or “junk” bonds), real estate investment trusts that provide exposure to the broad real estate market, commodities (primarily gold), U.S. government securities and cash. The Fund invests, through Underlying Funds, in markets around the world, including both in developed and emerging markets. The Fund primarily invests in Underlying Funds that seek to track indices, including those designed to provide exposure to particular sectors or industries (such as communication services, financials and/or technology) or style factors (such as growth, value, and/or low volatility). However, the Fund may invest in Underlying Funds that are actively managed. While the Fund primarily invests through Underlying Funds, it may also invest directly in equity and fixed income securities and futures in limited circumstances where the Advisor believes that a particular exposure is better achieved through direct investments. As discussed further below, the Fund may invest in derivatives through the Subsidiary (as defined below) to obtain the Fund’s intended exposure to commodities. The Fund’s indirect and direct investments may be in the securities of foreign and emerging market issuers, which may be denominated in currencies other than the U.S. dollar. The Advisor’s broad-based approach to managing the Fund combines both systematic and discretionary research and analysis. In managing the Fund, the Advisor seeks to understand the economic and business cycle, and the risks and opportunities the current cycle presents using its proprietary multi-factor model that includes growth, liquidity, and inflation factors (the “model”). The model categorizes the business cycle into various regimes based primarily on the intersection of these three macro factors – growth, liquidity, and inflation – using a probabilistic approach to assess the future state of these factors. The Fund employs an asset allocation strategy driven by regime modeling, which seeks to capture upside during risk-friendly business cycle regimes and preserve capital in risk-averse regimes. The Fund utilizes a four-step process that involves: (1) regime identification; (2) return estimation; (3) portfolio construction; and (4) qualitative review. Step 1 – Regime Identification. The Advisor utilizes the output of the systematic model to determine the prevailing business cycle regime. Within the model, growth factors are used to measure economic growth conditions; liquidity factors are used to measure the credit cycle; and inflation factors are used to measure the direction of trend inflation. The identification of the prevailing business cycle regime determines the risk parameters and general asset allocation for the Fund. Step 2 – Return Estimation. The Advisor’s model systematically generates return estimates for a population of assets reflecting global equities, credit, core bonds, currencies, and commodities. Step 3 – Portfolio Construction. The Advisor conducts various portfolio optimizations using estimates for risk, correlation and returns, targeting the portfolio risk parameters identified as described in step 1 and using the returns identified in step 2. Step 4 – Qualitative Review of the Fund’s Portfolio. The Advisor adjusts portfolio positions to reflect discretionary analysis, including, but not limited to, valuation, sentiment, and sector fundamentals. The Fund’s portfolio managers balance the optimal portfolio identified solely based upon the systematic model against the opportunities identified through their discretionary analysis, subject to controlled ranges for deviation from the optimized portfolio in terms of relative volatility and tracking error. (Tracking error is a measure of the risk in an investment portfolio that is due to active management decisions.) The Advisor is also permitted to make broader changes to the asset allocation suggested by the systematic model but expects to do so only in limited situations. The resulting portfolio is then implemented by the Advisor by investing the Fund’s assets primarily in Underlying Funds. Because the Fund’s targeted risk is largely determined by the systematically identified regime, the Fund’s portfolio may at times be positioned defensively during risk-averse regimes. This may help the Fund’s portfolio to preserve capital during drawdowns. However, if assets such as equities and credit perform well during a risk-averse regime when the Fund’s portfolio is defensively positioned, the Fund’s portfolio may underperform relative to the broader market. In order to facilitate the Fund’s exposure to commodities, the Fund will invest up to 25% of its total assets, as determined at the end of each fiscal quarter, in a wholly owned and controlled subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. The Subsidiary has the same investment objective and will follow the same investment policies and restrictions as the Fund, with the exception that the Subsidiary may invest without limitation in exchange-traded products backed by or linked to a physical commodity or commodity-linked derivative instruments. The Subsidiary’s investment in derivative instruments, including excess return swaps and futures, may have a leveraging effect on the Fund because of the leverage inherent in the use of derivatives. References to the Fund’s investment strategies and risks include those of its Subsidiary. The Subsidiary is advised by the Advisor. The Advisor may sell a holding if the Advisor’s outlook on an asset class or sector changes or the Advisor identifies what it believes to be a more attractive investment opportunity. The portfolio will generally be rebalanced on a monthly basis, although the Advisor reserves the right to rebalance the portfolio at other times in response to market conditions. The Fund has wide flexibility in the relative weightings of asset classes and sectors and the Fund’s asset allocation can change significantly over time based on the Advisor’s outlook for the global economy and market conditions. The Fund may at times engage in active and frequent trading to achieve its principal investment strategies.